Share capital (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure of classes of share capital [abstract]
Summary of Movements in Ordinary Shares, Share Capital and Share Premium
Movements in the Group’s Ordinary shares, share capital and share premium during the six months ended 30 June 2024 are as follows (in thousands, except for share amounts):

	Ordinary Shares	Share capital	Share premium	Total
Balance at 1 January 2024	266,821,844	2,279	1,229,690	1,231,969
Capital contribution (Note 3)	9,213,333	92	144,547	144,639
Vested earn-out shares	—	198	310,703	310,901
Penny warrants (Note 21)	1,501,599	15	17,695	17,710
Public warrants (Note 21)	419,660	4	6,691	6,695
Settlement of RSUs with shares (Note 17)	1,442,455	14	7,174	7,188
Settlement of options with shares	9,127	—	105	105
Balance at 30 June 2024	279,408,018	2,602	1,716,605	1,719,207